Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option awards was estimated using a Black-Scholes option pricing model
	2020	2019
Expected term	5.97	5.90
Expected volatility	40.9%	51.4%
Risk-free interest rate	0.5%	1.9%
Dividend yield	—	—

Schedule of stock option awards
	Number of Options	Weighted-Average Grant-Date Fair Value ($)	Weighted-Average Exercise Price ($)	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value ($)
Outstanding balance as of December 31, 2018	8,330,955	0.10	0.18	9.42
Granted	1,555,000	0.10	0.16	9.36
Exercised	(502,494)	0.09	0.18	8.93	—(1)
Forfeited	(866,566)	0.09	0.23	—
Expired	(489,541)	0.17	0.24	—
Outstanding balance as of December 31, 2019	8,027,354	0.10	0.17	8.53
Granted	7,397,285	0.16	0.35	9.87
Exercised	(56,250)	0.09	0.18	0.08	11,813
Forfeited	(93,750)	0.09	0.18	—
Outstanding balance as of December 31, 2020	15,274,639	0.13	0.26	8.65	2,061,436
Exercisable as of December 31, 2020	6,642,867	0.10	0.19		1,359,628
Vested as of December 31, 2020	5,926,304	0.10

Schedule of condensed consolidated statements of operations and comprehensive loss
	Three months ended September 30,		Nine months ended September 30,
Operating expense classification	2021	2020	2021	2020
Selling, general, and administrative	$1,346	$31	$1,729	$112
R&D	139	26	320	96
Total share-based compensation expense	$1,485	$57	$2,049	$208